Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Dec. 31, 2017	Dec. 07, 2021	Jun. 28, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)					260,091,568
Related party transaction, agreement term				5 years
Deferred revenue	$ 67,800,000
Deferred revenue, revenue recognized	55,200,000	$ 34,700,000	$ 35,100,000
Deferred hosting costs	3,967,000	2,301,000
Google
Related Party Transaction [Line Items]
Related party transaction, renewal term				1 year
Deferred hosting costs	16,100,000	10,300,000
Purchase commitment						$ 193,000,000
Google | Content Licensing
Related Party Transaction [Line Items]
Deferred revenue	12,200,000	20,800,000
Deferred revenue, revenue recognized	8,600,000	11,500,000	8,100,000
Google | Hosting and Other Services
Related Party Transaction [Line Items]
Related party costs and expenses	19,400,000	13,100,000	$ 10,900,000
Accounts payable and accrued liabilities	$ 2,000,000	0
Convertible notes | 2020 Convertible Notes
Related Party Transaction [Line Items]
Debt face amount		$ 71,100,000
Convertible notes | Google | 2020 Convertible Notes
Related Party Transaction [Line Items]
Debt face amount							$ 10,000,000
Common Class A
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	241,017,687	22,788,611
Series D Convertible Preferred Stock | Google
Related Party Transaction [Line Items]
Shares called by warrants (in shares)							213,119
Series D Convertible Preferred Stock | Convertible notes | 2020 Convertible Notes
Related Party Transaction [Line Items]
Shares called by warrants (in shares)		1,515,799
Google | PlanetLabs
Related Party Transaction [Line Items]
Ownership percentage (greater than)	10.00%
Google | PlanetLabs | Common Class A
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	31,942,641